Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2023
Accounts Receivables, Net [Abstract]
Schedule of Allowance for Doubtful Accounts	As of September 30, 2022 and 2023, accounts receivable and allowance for doubtful accounts consisted of the following:
	As of September 30,
	2022	2023
Accounts receivable	$8,601,585	$4,134,980
Less: allowance for doubtful accounts	(1,059,523)	(354,907)
Accounts receivable, net	$7,542,062	$3,780,073

Schedule of Allowance for Doubtful Accounts	The movement is the allowance for doubtful accounts for the years ended September 30, 2022 and 2023:
	Years Ended September 30,
	2022	2023
Balance at beginning of year	$34,155	$1,059,523
Current year addition	1,117,156	497,507
Write-off	(625)	-
Decrease from disposal of Tianjin Dilang	-	(1,198,954)
Foreign currency translation adjustment	(91,163)	(3,169)
Balance at the end of year	$1,059,523	$354,907